LEASE (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($) lease	Sep. 30, 2022 USD ($)
LEASE
Number of Operating Leases | lease		1
Operating Lease Expenses	$ 0	$ 30,275	$ 63,480
Operating Lease Assets:
Total operating lease assets		59,300
Operating lease obligations:
Current operating lease liabilities		73,560
Non-current operating lease liabilities		24,575
Total Lease liabilities		$ 98,135